Condensed Consolidated Statements of Cash Flows (Q1) (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 350,231	$ 116,292	$ 110,175
Restricted cash and cash equivalents	4,054	11,100	11,241
Non-current restricted cash and cash equivalents	$ 9,899	$ 15,203	$ 18,670